OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2022
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

NOTE 6 - OTHER PAYABLES AND ACCRUALS

Other payables and accruals consist of the followings:

	As of December 31,
	2022	2021
Accrued production cost	$309,956	$823,675
Accrued salary	161,761	572,303
Accrued social security benefits	105,155	90,983
Accrued utilities	25,817	58,331
Accrued business tax and others	75,283	36,607
Total	$677,972	$1,581,899